Financial assets at fair value through profit or loss - Equity Instruments (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL		$ 4,804,583	$ 12,473,124
Investment Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL		3,926,704	3,710,885
BYMA-Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL		559,360	506,462
Banco de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL		318,519	242,151
Prisma Medios de Pago S.A
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	[1]	$ 0	$ 8,013,626

[1]	On October 1, 2021, the Bank, toge
ther
with the other Class B Shareholders, gave notice of the exercise of the put option and therefore initiated the procedure to sell 49% of the capital stock in the company Prisma Medios de Pago S.A.